Exchangeable Securities - Schedule of Exchangeable Securities (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	May 01, 2019
Disclosure of detailed information about borrowings [line items]
Total exchangeable securities	$ 2,934	$ 3,475
7% Unsecured Subordinated Debentures Due May 1, 2039
Disclosure of detailed information about borrowings [line items]
Exchangeable debentures – due May 1, 2039	$ 350	$ 350
Interest	7.00%	7.00%	7.00%
Exchangeable preferred shares	$ 400	$ 400
Total exchangeable securities	750	750
Cost | 7% Unsecured Subordinated Debentures Due May 1, 2039
Disclosure of detailed information about borrowings [line items]
Exchangeable debentures – due May 1, 2039	344	339
Exchangeable preferred shares	400	400
Total exchangeable securities	$ 744	$ 739